20 Provision for legal proceedings (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Provision for contingencies, beginning	R$ 349	R$ 236	R$ 284
Additions	148	41	20
Reversals	(71)	(22)	(66)
Payments	(41)	(22)	(6)
Monetary correction	12	11	4
Conversion adjustment to reporting currency	24
Business combinations		103
Discontinued operation	(139)
Exchange rate changes		2
Provision for contingencies, ending	282	349	236
Tax [member]
Disclosure of other provisions [line items]
Provision for contingencies, beginning	221	147	199
Additions	27	16	2
Reversals	(9)	(10)	(49)
Payments	(1)	(13)
Monetary correction	1	3	(5)
Conversion adjustment to reporting currency	18
Business combinations		76
Discontinued operation	(88)
Exchange rate changes		2
Provision for contingencies, ending	169	221	147
Social security and labor [member]
Disclosure of other provisions [line items]
Provision for contingencies, beginning	75	53	52
Additions	42	12	8
Reversals	(43)	(8)	(11)
Payments	(5)	(2)	(2)
Monetary correction	8	7	6
Conversion adjustment to reporting currency	2
Business combinations		13
Discontinued operation	(16)
Exchange rate changes
Provision for contingencies, ending	63	75	53
Civil [member]
Disclosure of other provisions [line items]
Provision for contingencies, beginning	53	36	33
Additions	79	13	10
Reversals	(19)	(4)	(6)
Payments	(35)	(7)	(4)
Monetary correction	3	1	3
Conversion adjustment to reporting currency	4
Business combinations		14
Discontinued operation	(35)
Exchange rate changes
Provision for contingencies, ending	R$ 50	R$ 53	R$ 36